SCHEDULE H - SCHEDULE OF ASSETS (Held at End of Year)	12 Months Ended
Dec. 31, 2025
EBP 002 [Member]
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule of Assets (Held at End of Year)

PATHFINDER BANK 401(K) SAVINGS PLAN
SCHEDULE H - LINE 4(i) - SCHEDULE OF ASSETS (Held at End of Year)
EIN: 15-0408130 PLAN NUMBER: 002
DECEMBER 31, 2025

(a)	Identity of Issuer, Borrower, Lessor or Similar Party (b)	Description of Investment Including Maturity Date, Rate of Interest, Collateral, Par, or Maturity Value (c )	Cost (d)	Current Value (e)

*	Pathfinder Bancorp, Inc.	Common stock	**	$1,754,416
	Alphabet Inc	Common stock	**	406
	Amazon.com Inc	Common stock	**	40
	Apple Inc	Common stock	**	32,524
	Ascent Solar Technologies Inc	Common stock	**	4
	Broadcom Inc	Common stock	**	83
	Canopy Growth Corp	Common stock	**	8
	Chipotle Mexican Grill	Common stock	**	5,550
	Clearway Energy Inc	Common stock	**	133
	Constellation Energy	Common stock	**	3,188
	Crowdstrike Holdings Inc	Common stock	**	37
	Embecta Corporation	Common stock	**	1,141
	Exelixis Inc	Common stock	**	44
	GE Aerospace	Common stock	**	3,696
	GE Heathcare Techno	Common stock	**	328
	GE Vernova Inc	Common stock	**	1,961
	Gilead Sciences Inc	Common stock	**	34
	Global Technologies	Common stock	**	1
	Jet Blue Airways Corp	Common stock	**	455
	Keycorp	Common stock	**	845
	Kinross Gold Corp	Common stock	**	56
	M & T Bank Corp	Common stock	**	11,887
	Microsoft Corp	Common stock	**	38
	Netflix Inc	Common stock	**	94
	NVIDIA Corp	Common stock	**	97,006
	Palantir Technolgies	Common stock	**	214
	Palo Alto Networks	Common stock	**	389
	Paypal Holdings Inc	Common stock	**	117
	Planet Fitness Inc	Common stock	**	12,359
	Pyxis Oncology Inc	Common stock	**	138
	Robinhood Mkts Inc	Common stock	**	113
	Sofi Technologies Inc	Common stock	**	105
	Sorrento Theraputics Inc	Common stock	**	7
	Tesla Inc	Common stock	**	1,374
	Tilray Inc	Common stock	**	18
	Uber Technologies Inc	Common stock	**	2,451
	Vanguard S&P 500	Mutual Funds	**	627
	Verisign Inc	Common stock	**	41
	Vertex Pharmaceutical	Common stock	**	31
	Vistra Corp	Common stock	**	33
	Walt Disney	Common stock	**	808
	Schwab Money Market Portfolio	Money Market Fund	**	167,257

PATHFINDER BANK 401(K) SAVINGS PLAN
SCHEDULE H- LINE 4(i) - SCHEDULE OF ASSETS (Held at End of Year)
EIN: 15-0408130 PLAN NUMBER: 002
December 31, 2025
(Continued)

(a)	Identity of Issuer, Borrower, Lessor or Similar Party (b)	Description of Investment Including Maturity Date, Rate of Interest, Collateral, Par, or Maturity Value (c )	Cost (d)	Current Value (e)
	American Funds American Mutual R6	Mutual Funds	**	1,790,723
	American Funds Bond Fund of Amer R6	Mutual Funds	**	735,427
	American Funds Emerging Markets BD R6	Mutual Funds	**	82,608
	American Funds New World R6	Mutual Funds	**	660,551
	BlackRock High Yield Bond Portfolio K	Mutual Funds	**	174,155
	ClearBridge Select IS	Mutual Funds	**	451,949
	EI Fixed Account	Fixed Annuity	**	278,082
	Fidelity 500 Index	Mutual Funds	**	2,263,513
	Fidelity Advisor Intl Small Cap Z	Mutual Funds	**	405,336
	Fidelity Advisor Small Cap Value Z	Mutual Funds	**	293,592
	Fidelity Mid Cap Index	Mutual Funds	**	846,968
	Fidelity Small Cap Index	Mutual Funds	**	581,333
	Franklin DynaTech R6	Mutual Funds	**	1,823,631
	Franklin Intl Growth R6	Mutual Funds	**	262,150
	Janus Henderson Contrarian N	Mutual Funds	**	203,474
	JPMorgan Hedged Equity 2 R6	Mutual Funds	**	117,128
	Lord Abbett Bond Debenture R6	Mutual Funds	**	268,145
	Lord Abbett Developing Growth R6	Mutual Funds	**	197,921
	PGIM QMA International Equity R6	Mutual Funds	**	514,273
	PGIM US Real Estate R6	Mutual Funds	**	151,241
	PIMCO Int Bond (USD-Hedged) Inst	Mutual Funds	**	232
	State Street Global Eq ex-US Index K	Mutual Funds	**	184,741
	State Street Target Retirement 2025 K	Mutual Funds	**	500,572
	State Street Target Retirement 2030 K	Mutual Funds	**	1,260,636
	State Street Target Retirement 2035 K	Mutual Funds	**	110,560
	State Street Target Retirement 2040 K	Mutual Funds	**	133,542
	State Street Target Retirement 2045 K	Mutual Funds	**	1,539,879
	State Street Target Retirement 2050 K	Mutual Funds	**	749,285
	State Street Target Retirement 2055 K	Mutual Funds	**	777,738
	State Street Target Retirement 2060 K	Mutual Funds	**	115,177
	State Street Target Retirement 2065 K	Mutual Funds	**	168,242
	State Street Target Retirement K	Mutual Funds	**	430,257
*	Western Asset Core Bond IS	Mutual Funds	**	117,166
*	State Street US Bond Index Non-Lending K	Collective Trust	**	493,639
*	Notes receivable from participants	4.25% - 9.50%		435,889
				$21,219,812
*	Denotes party-in-interest.
**	Historical cost has not been presented since this investment is participant-directed.

	The accompanying notes are an integral part of this schedule.